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                                                          OMB APPROVAL
                      UNITED STATES                 ---------------------------
             SECURITIES AND EXCHANGE COMMISSION         OMB Number: 3235-0456
APPENDIX I        Washington, D.C.  20549              Expires: July 31, 2006
                                                      Estimated average burden
                                                     hours per response. .. . .2
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                       FORM 24F-2
             Annual Notice of Securities Sold
                   Pursuant to Rule 24f-2

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1. Name and address of issuer:
                                                  FIFTH THIRD FUNDS
                                                  3435 STELZER ROAD
                                                  COLUMBUS, OHIO 43219

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2. The name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer,
check the box but do not list series or classes:            [ X ]

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3. Investment Company Act File Number:                      811-5669

    Securities Act File Number:                             33-24848


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4(a). Last day of the fiscal year for which this notice is filed:

                                                            July 31, 2005

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4(b). [  ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
      (See Instruction A.2)

Note: If the form is being filed late, Interest must be paid on the registration fee due.

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4(c). [  ] Check box if this is the last time the issuer will be filing this
      Form.
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

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
5.    Calculation of registration fee:

                (i)   Aggregate sale price of securities sold
                      during the fiscal year pursuant to
                      section 24(f):                                            $20,059,005,000
                                                                                ---------------

                (ii)  Aggregate price of securities redeemed or
                      repurchased during the fiscal year:                       $21,743,694,000
                                                                                ---------------

                (iii) Aggregate price of securities redeemed
                      or repurchased during any prior fiscal
                      year ending no earlier than October 11,
                      1995 that were not previously used to
                      reduce registration fees payable to the
                      Commission.                                                  $256,656,000
                                                                                ---------------

                (iv)  Total available redemption credits
                      [Add items 5(ii) and 5(iii)]:         -                   $22,000,350,000
                                                                                ---------------

                (v)   Net Sales - If item 5(i) is greater
                      than item 5(iv) [subtract Item 5(iv)
                      from Item 5(i) ]                                                       $0
                                                                                ---------------

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                (vi)  Redemption credits available for use
                      in future years - if                                     ($1,941,345,000)
                                                                               ----------------

                      Item 5(i) is less than Item 5 (iv)
                      [ subtract Item 5(iv) from Item 5(i)]:
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                (vii) Multiplier for determining registration fee
                      (See Instruction C.9):                                          0.0001177
                                                                                ---------------


                (viii) Registration fee due [multiply Item
                       5(v) by Item 5(vii):                                       =       $0.00
                                                                                ---------------
                        (enter "0" if no fee is due):

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6.    Prepaid shares
               If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities
               Act of 1933 pursuant to rule 24e-2 as in effect before October
               11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule
               24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

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7.    Interest due.-- if this Form is being filed more than 90 days after the
               end of the issuers fiscal year (see Instruction D):                           $0
                                                                                ---------------

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8.    Total of amount of the registration fee due plus any interest due
               [ Line 5(viii) plus line 7].

                                                                                          $0.00
                                                                                ===============

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

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9. Date the registration fee and any interest payment was sent to the
Commission's lockbox depository:

                        NA
                --------------------

                Method of Delivery:
                                                  [     ]  Wire Transfer
                                                  [     ]  Mail or other means

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                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         By (Signature and Title)     /s/ Steven D. Pierce
                                     -------------------------------------------

                                     Steven D. Pierce, Treasurer
                                     -------------------------------------------

         Date   October 19, 2005
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